SHARE CAPITAL AND SHAREBASED PAYMENTS (Details) - Stock options [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Stock Options Outstanding, Beginning	4,256,000	2,839,000
Granted	2,395,000	2,390,000
Exercised		(48,000)
Expired		(880,000)
Cancelled / Forfeited		(45,000)
Stock Options Outstanding, Ending	6,651,000	4,256,000
Stock Options Exercisable	4,854,750
Outstanding And Exercisable Weighted Average Exercise Price, Beginning	$ 1.36	$ 1.68
Weighted Average Exercise Price, Granted	1.12	1.20
Weighted Average Exercise Price, Exercised		0.79
Weighted Average Exercise Price, Expired		1.98
Weighted Average Exercise Price, Cancelled / Forfeited		1.40
Outstanding And Exercisable Weighted Average Exercise Price, Ending	1.27	$ 1.36
Weighted Average Exercise Price, Stock Options Exercisable	$ 1.33